Trade and Other Payables Amounts Falling Due After More than One Year - Summary of Deferred and Earnout Related Obligations (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Fair Value Of Contingent Consideration [abstract]
At the beginning of the period	£ 253.8	£ 414.7	£ 414.7
Earnouts paid	(88.5)	(57.9)	(130.0)
New acquisitions	2.9	3.9	9.6
Revision of estimates taken to goodwill	(3.0)	1.1	(14.3)
Revaluation of payments due to vendors (note 6)	(4.3)	8.4	1.1
Transfer to disposal group classified as held for sale			(11.5)
Exchange adjustments	5.7	1.3	(15.8)
At the end of the period	£ 166.6	£ 371.5	£ 253.8